UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on March 31, 2003.

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins      Baltimore, Maryland      May 20, 2003
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 133433

List of Other Included Managers: NONE
















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

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MGR SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

BARR LABORATORIES INC          COMM STK         068306109   16325    250800  SH       SOLE         184300        0    66500
BIOMET INC                     COMM STK         090613100   39575   1380860  SH       SOLE         415960        0   964900
BOSTON PRIVATE BANCORP CO      COMM STK         101119105    4544    228800  SH       SOLE          82500        0   146300
CELESTICA                      COMM STK         15101Q108    4724    335000  SH       SOLE              0        0   335000
FOREST LABS                    COMM STK         345838106   21432    218200  SH       SOLE          90900        0   127300
HARTFORD FINANCIAL SERVICES    COMM STK         415515104    9013    198400  SH       SOLE         100100        0    98300
HUMAN GENOME SCIENCES          COMM STK         444903108    3426    388900  SH       SOLE         249600        0   139300
KOKINKLIJKE AHOLD N.V.         ADR              500467303    1095     86000  SH       SOLE          36000        0    50000
MAGNUM HUNTER RE               COMM STK         55972F203    4316    725334  SH       SOLE         343000        0   382334
MOLDFLOW CORP                  COMM STK         608507109     544     72500  SH       SOLE              0        0    72500
NEW PLAN EXCEL REALTY TRUST    COMM STK         648053106     668     35000  SH       SOLE              0        0    35000
SYNOPSYS INC                   COMM STK         871607107   26878    582400  SH       SOLE          63600        0   518800
TAUBMAN CENTERS INC            COMM STK         876664103     893     55000  SH       SOLE              0        0    55000